Exhibit 99.1

Nissan Auto Receivables 2023-B Owner Trust

Servicer’s Certificate

Collection Period	31-Oct-24	30/360 Days	30	Collection Period Start	1-Oct-24
Distribution Date	15-Nov-24	Actual/360 Days	31	Collection Period End	31-Oct-24
				Prior Month Settlement Date	15-Oct-24
				Current Month Settlement Date	15-Nov-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,449,675,307.36	864,534,679.29	822,007,530.06	0.631302
Yield Supplement Overcollaterization		147,591,973.00	69,157,530.54	64,316,704.47
Total Adjusted Pool Balance		1,302,083,334.36	795,377,148.75	757,690,825.59
Total Adjusted Securities		1,302,083,334.36	795,377,148.75	757,690,825.59	0.581907
Class A-1 Notes	5.70900%	352,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	5.95000%	219,500,000.00	142,146,907.20	123,303,745.62	0.561748
Class A-2b Notes	5.56981%	219,500,000.00	142,146,907.20	123,303,745.62	0.561748
Class A-3 Notes	5.93000%	376,000,000.00	376,000,000.00	376,000,000.00	1.000000
Class A-4 Notes	5.96000%	83,000,000.00	83,000,000.00	83,000,000.00	1.000000
Certificates	0.00000%	52,083,334.36	52,083,334.36	52,083,334.36	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	18,843,161.58	704,811.75	85.8458386	3.2109875
Class A-2b Notes	18,843,161.58	681,768.59	85.8458386	3.1060072
Class A-3 Notes	0.00	1,858,066.67	—	4.9416667
Class A-4 Notes	0.00	412,233.33	—	4.9666666
Certificates	0.00	0.00	—	—

Total Securities	37,686,323.16	3,656,880.34

I. COLLECTIONS

Interest:
Interest Collections				2,784,375.98
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,784,375.98
Principal:
Principal Collections				41,960,799.82
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				41,960,799.82
Recoveries of Defaulted Receivables				335,105.97

Total Collections				45,080,281.77

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			59,563	795,377,148.75
Total Principal Payment				37,686,323.16

			57,746	757,690,825.59

Nissan Auto Receivables 2023-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	45,080,281.77
Reserve Account Draw	0.00
Total Available for Distribution	45,080,281.77
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	720,445.57
Servicing Fee Paid	720,445.57
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	704,811.75
Class A-2a Notes Monthly Interest Paid	704,811.75
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	681,768.59
Class A-2b Notes Monthly Interest Paid	681,768.59
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,858,066.67
Class A-3 Notes Monthly Interest Paid	1,858,066.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	412,233.33
Class A-4 Notes Monthly Interest Paid	412,233.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2023-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		3,656,880.34
Total Note Monthly Interest Paid		3,656,880.34
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		40,702,955.86
4. Total Monthly Principal Paid on the Notes		37,686,323.16
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		37,686,323.16
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,016,632.70
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,016,632.70

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.34
Required Reserve Account Amount		3,255,208.34
Beginning Reserve Account Balance		3,255,208.34
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.34
Required Reserve Account Amount for Next Period		3,255,208.34

VI. POOL STATISTICS

Weighted Average Coupon		3.93%
Weighted Average Remaining Maturity		37.15

	Amount	Number
Principal on Defaulted Receivables	566,349.41	27
Principal Recoveries of Defaulted Receivables	335,105.97

Monthly Net Losses	231,243.44
Pool Balance at Beginning of Collection Period	864,534,679.29
Net Loss Ratio for Third Preceding Collection Period	0.34%
Net Loss Ratio for Second Preceding Collection Period	0.45%
Net Loss Ratio for Preceding Collection Period	0.11%
Net Loss Ratio for Current Collection Period	0.32%
Four-Month Average Net Loss Ratio	0.30%
Cumulative Net Losses for all Periods	2,852,265.82

Nissan Auto Receivables 2023-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,710,323.92	205	0.45%
61-90 Days Delinquent	600,584.23	39	0.07%
91-120 Days Delinquent	163,116.37	9	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,474,024.52	253	0.54%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.10%	0.09%
Delinquency Ratio for Second Preceding Collection Period	0.08%	0.08%
Delinquency Ratio for Preceding Collection Period	0.10%	0.09%
Delinquency Ratio for Current Collection Period	0.09%	0.08%
Four-Month Average Delinquency Ratio	0.09%	0.09%
60 Day Delinquent Receivables	788,623.56
Delinquency Percentage	0.10%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,718,172.12
Number of Extensions	127

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge- offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO